3. FIXED ASSETS (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
FIXED ASSETS
			Sept. 30,	Sept. 30,
		Accumulated	2012	2011
	Cost	Amortization	Net	Net

Computer equipment	$4,957	$2,979	$1,978	$3,218